Debt - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Common stock shares used to secure Note	3,750,000
Secured Debt
Debt Instrument [Line Items]
Secured Note, principle amount	$ 50,000
Secured Note, interest rate	2.00%
Secured Note, due date	Dec. 24, 2012